BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of basis of preparation and significant accounting policies [Abstract]
Group leases of low value assets	$ 5,000
Group lease expense	3,000	$ 3,000
Outstanding commitments on lease	$ 25,700	$ 22,100